Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries Wholly-owned and Jurisdiction of Incorporation

The Corporation’s subsidiaries, all of which are wholly-owned, and their jurisdiction of incorporation are as follows:

Subsidiary	Jurisdiction of Incorporation
Biodroga Nutraceuticals Inc.	Quebec
SugarLeaf Labs, Inc.	Delaware (with a Certificate of Authority to operate in North Carolina)
Neptune Holding USA, Inc.	Delaware
9354-7537 Québec Inc.	Quebec

Schedule of Estimated Useful Lives

The estimated useful lives for the current and comparative periods are as follows:

Asset	Method	Period/Rate

Building and building components	Straight-line	20 to 40 years
Laboratory, R&D and plant equipment	Straight-line	10 to 20 years
Furniture and office equipment	Declining balance	20% to 30%
Computer equipment	Straight-line	2 to 5 years

Schedule of intangible assets with finite useful lives

Intangible assets with finite useful lives are amortized as follows:

Asset	Method	Period/Rate

Non compete agreements	Straight-line	3 years
Customer relationships	Straight-line	10 years
Farmer relationships	Straight-line	3 years
License agreements	Straight-line	31 months to 12 years
Website and trademarks	Straight-line	4 years
Computer software	Straight-line	3 to 5 years

Summary of Impacts of Adopting IFRS 16 on Consolidated Statement of Financial Position

The following table summarizes the impacts of adopting IFRS 16 on the Corporation’s consolidated statement of financial position as at April 1, 2019:

Impact of adopting IFRS 16 as at April 1st, 2019	Note	Increase (decrease)

Assets

Current assets:
Prepaid expenses	(i)	$(22,127)

Non-current assets:
Right-of-use of assets	(ii)	1,176,744

Total assets		$1,154,617

Liabilities

Current liabilities:
Lease liabilities	(ii)	$334,872

Non-current liabilities:
Lease liabilities	(ii)	1,027,490
Deferred lease inducements	(i)	(207,745)

Total liabilities and equity		$1,154,617

(i)	Prepaid expenses and deferred lease inducements related to previous operating leases were derecognized and netted against the right-of-use assets.
(ii)

Lease liabilities of $1,362,362 and related right-of-use assets of $1,176,744 were recognized and presented separately on the consolidated statement of financial position. There was no adjustment from the adoption of IFRS 16 on the opening retained earnings as at April 1, 2019 due to the Corporation choice on transition method.

Reconciliation of Operating Leases Commitments to Lease Liabilities

Reconciliation of operating lease commitments to lease liabilities recognized

When measuring lease liabilities, the Corporation discounted lease payments using its incremental borrowing rate as at April 1, 2019. The weighted average incremental borrowing rate applied as at April 1, 2019 was 5.14%. The lease liabilities as at April 1, 2019 can be reconciled to the operating lease commitments as at March 31, 2019 as follows:

Reconciliation of operating leases commitments to lease liabilities

Operating lease commitments as at March 31, 2019	$1,587,571
Non-lease components separated from lease components	(60,755)
Other	(15,189)
Effect of discounting	(149,265)
Discounted lease liabilities as at April 1st, 2019	$1,362,362